Financial Instruments - Valuation Approach Applied to Each Class of Security (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Feb. 19, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 5,681	$ 5,681	$ 47,538
Cash	1,470	1,470	1,191
Adjusted Cost	5,488	5,488	46,527
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Cash and Cash Equivalents	1,470	1,470	43,520
Long-Term Investments and Other Assets, net	4,211	4,211	4,018
Cost method investments	600	600	400	$ 3,500
Unrealized gain (loss) during period	(400)	200
Accumulated other comprehensive income	1,200	1,200	1,000
Privately Held Company | Convertible Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cost method investments	3,000	3,000			$ 3,000
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	4,211	4,211	46,347
Adjusted Cost	4,018	4,018	45,336
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Cash and Cash Equivalents	0	0	42,329
Long-Term Investments and Other Assets, net	4,211	4,211	4,018
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value			42,329
Adjusted Cost			42,329
Unrealized Gains			0
Unrealized Losses			0
Cash and Cash Equivalents			42,329
Long-Term Investments and Other Assets, net			0
Corporate securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	4,211	4,211	4,018
Corporate securities | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	4,211	4,211	4,018
Adjusted Cost	4,018	4,018	3,007
Unrealized Gains	193	193	1,011
Unrealized Losses	0	0	0
Cash and Cash Equivalents	0	0	0
Long-Term Investments and Other Assets, net	$ 4,211	$ 4,211	$ 4,018